Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Major Classes of Property, Plant and Equipment

Presented in the table below are the major classes of property, plant and equipment:

in thousands	As of March 31, 2021	As of December 31, 2020
Construction in Progress	$167	$—
Computer and software	1,538	1,440
Leasehold improvements	13,917	13,873
Research and development equipment	4,962	4,903
Production equipment	8,174	8,174
Furniture and fixtures	466	466
Kodiak Spaceport	—	2,079

Total property, plant and equipment	29,224	30,935
Less: accumulated depreciation	(7,385)	(6,866)

Total property, plant and equipment, net	$21,839	$24,069

Presented in the table below are the major classes of property, plant and equipment:

	As of December 31,
in thousands	2020	2019
Computer and software	$1,440	$1,437
Leasehold improvements	13,873	13,536
Research and development equipment	4,903	4,773
Production equipment	8,174	7,270
Furniture and fixtures	466	462
Kodiak Spaceport	2,079	2,079

Total property, plant and equipment	30,935	29,557
Less: accumulated depreciation	(6,866)	(3,556)

Total property, plant and equipment, net	$24,069	$26,001